Financial assets and liabilities - Summary of classification of borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Noncurrent
Borrowings	$ 477,601	$ 447,751
Total noncurrent	477,601	447,751
Current
Borrowings	71,731	163,222
Total Current	71,731	163,222
Total Borrowings	549,332	610,973
Borrowings [Member]
Noncurrent
Borrowings	477,601	447,751
Total noncurrent	477,601	447,751
Current
Borrowings	71,731	163,222
Total Current	$ 71,731	$ 163,222